Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with Jiachen Information Technology (Shanghai) Co., Ltd., an affiliate of Mr. Ye Zaichang, to transfer the total equity of Shengda Group at a nominal consideration of RMB1 due to the net liability position of Shengda Group as of the transfer date, and the transfer was accounted for as a capital transaction. At the same time, China Auto Market Group Limited., subsidiary of the Group, transferred its 25% equity interest of Shanghai Financial Leasing and Shenglian Finance Leasing (Tianjin) Co., Ltd, subsidiaries of Shengda Group, to a related party YSY GROUP LIMITED (“YSY”), an affiliate of Mr. Ye Zaichang at the time (Mr. Ye Zaichang has not been affiliated to YSY since August 3, 2022), with the consideration of RMB1. The agreements have been approved by an independent committee of the Group’s Board of Directors and the disposal transaction was completed as of March 1, 2022.

As the business of Shengda Group and its subsidiaries represents a separate major line of business of the Group as of the held-for-sale date, which is in December 2021, the disposition was considered as a strategic shift that had a major effect on operations and financial results of the Group. The Group disclosed the results of the business of Shengda Group and its subsidiaries as discontinued operations. As the disposal of Shengda Group was under common control, the Group recognized additional paid-in capital of $21,059 and non-controlling interest of $2,163 on deconsolidation, which was equal to the difference on the deconsolidation date between: (i) the aggregate of (a) the consideration received, (b) the carrying amount of non-controlling interest in Shengda Group, less (ii) the carrying amount of Shengda Group’s assets and liabilities. No gain or loss was recorded as the result of the disposal. Accordingly, assets, liabilities, interest income and expenses and cash flows have been reclassified into consolidated financial statements as discontinued operations for all periods presented.

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations”, “Current liabilities of discontinued operations” and “Non-current liabilities of discontinued operations”. The carrying amount of the major classes of assets and liabilities of discontinued operations presented in the consolidated balance sheets as of December 31, 2021 and 2022 consisted of the following:

	As of December 31,
	2021	2022

ASSETS
Current assets
Cash	$570	$-
Prepaid expenses and other current assets	3,305	-
Total current assets	3,875	-

Noncurrent assets
Long-term investment	169	-
Long-term receivables	4,597	-
Property, plant and equipment, net	234	-
Total noncurrent assets	5,000	-

TOTAL ASSETS	8,875	-

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Short-term loan	1,569	-
Accounts payable	161	-
Advance from customers	470	-
Accrued expenses and other current liabilities	15,726	-
Tax payable	9,408	-
Total current liabilities	27,334	-

Noncurrent liabilities
Other long-term liabilities	52,659	-
Total noncurrent liabilities	52,659	-

Total liabilities	$79,993	$-

The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:

	For the years ended December 31,
	2020	2021	2022*

Interest income	$3,280	$1,884	$142
Interest cost	(5,916)	(7,322)	(457)
Net interest loss	(2,636)	(5,438)	(315)

Operating expenses
Selling expenses	(535)	(235)	(22)
General and administrative expenses	(11,168)	(12,998)	(760)
Total operating expenses	(11,703)	(13,233)	(782)

Operating loss	(14,339)	(18,671)	(1,097)

Other income (expenses)
Financial expenses, net	(719)	(604)	(70)
Investment income/(loss)	(1,778)	6	-
Other income, net	553	878	174
Total other (expenses) income, net	(1,944)	280	104

Loss before income tax expense	(16,283)	(18,391)	(993)
Income tax expense	(114)	(9,291)	(1)
Loss from discontinued operations, net	(16,397)	(27,682)	(994)

Less: Net loss attributable to non-controlling interests	(1)	(19)	-

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	$(16,396)	$(27,663)	$(994)

*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.